JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated February 13, 2015

to PROSPECTUSES dated April 30, 2014, as supplemented from time to time

Subadviser Changes to Variable Investment Options

This Supplement applies to GUARANTEED INCOME FOR LIFE IRA ROLLOVER VARIABLE ANNUITY, GUARANTEED INCOME FOR LIFE SELECT IRA ROLLOVER VARIABLE ANNUITY, VENTURE® 4 SERIES VARIABLE ANNUITY, VENTURE® 7 SERIES VARIABLE ANNUITY, VENTURE® FRONTIER VARIABLE ANNUITY, VENTURE® OPPORTUNITY A-SERIES VARIABLE ANNUITY, VENTURE® OPPORTUNITY O-SERIES VARIABLE ANNUITY AND VENTURE® 4 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements and amends the information contained in the prospectus for the Contract you purchased (the “Annuity Prospectus”) dated April 30, 2014.

You should read this Supplement together with the current prospectus for the Contract you purchased (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

Effective after the close of business on February 17, 2015, QS Investors, LLC will no longer provide John Hancock Investment Management Services, LLC (“JHIMS LLC”) with subadvisory consulting services for Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP and Lifestyle Moderate MVP. Accordingly, any references to QS Investors, LLC as subadvisory consultant to JHIMS LLC for Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP and Lifestyle Moderate MVP are removed.

You should retain this Supplement for future reference.

Supplement dated February 13, 2015

02/15:VAPS32	333-162245 333-172473 333-172476 333-169795 333-176427 333-176431 333-149421 333-167019	333-162244 333-172474 333-172475 333-169797 333-176428 333-176430 333-149422 333-167018

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